Taxation - Schedule of Loss Before Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	$ (5,961,041)	$ (10,978,791)	$ (6,723,858)
Indonesia [Member]
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	(3,555,920)	(6,049,691)	(3,347,542)
Japan [Member]
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	(3,178,754)	(994,972)	(1,382,178)
Hong Kong [Member]
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	59,692
Cayman Islands [Member]
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	1,785,424	(1,159,141)
Others [Member]
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	$ (1,071,483)	$ (2,774,987)	$ (1,994,138)